ORGANIZATION AND NATURE OF OPERATIONS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ORGANIZATION AND NATURE OF OPERATIONS
Cash and cash equivalents	¥ 25,053,762	$ 3,432,351	¥ 16,060,679
Equity securities without readily determinable fair values	257,095		358,526
Long-term payables	4,387,864	$ 601,135	¥ 2,378,684
Shangrao Carbon and Industrial Equity Investment Fund Center LP. And Yantai Jinyi Investment Management Partnership LP.
ORGANIZATION AND NATURE OF OPERATIONS
Cash and cash equivalents	349,000
Equity securities without readily determinable fair values	57,000
Other payables	40,000
Long-term payables	446,000
Trusts set up by Paker
ORGANIZATION AND NATURE OF OPERATIONS
Outstanding balance of financial liabilities	2,706,000
Restricted cash	¥ 1,094,000